Investment properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		$ 335,016
Currency translation adjustment		7,446	$ (1,935)	$ 12,290
Deconsolidation		(155)	(637)	(14,360)
Fair value at the end of the year		230,167	335,016
Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		45,415	38,116
Reclassifications of previous periods (IFRS 16)
Currency translation adjustment		(670)	59
Additions		3,621	5,165
Additions of capitalized leasing costs		4	11
Depreciation of capitalized leasing costs	[1]	(6)	(9)
Transfers		6,116	849
Disposals		(1,740)	(2,122)
Balance incorporated by business combination
Deconsolidation		(1,694)
Capitalized finance costs			217
Net gain / (loss) from fair value adjustment		28,523	3,129
Fair value at the end of the year		79,569	45,415	38,116
Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		289,601	325,559
Reclassifications of previous periods (IFRS 16)		426
Currency translation adjustment		53,460	(3,001)
Additions		1,838	6,446
Additions of capitalized leasing costs		16	4
Depreciation of capitalized leasing costs	[1]	(9)	(4)
Transfers		(28,781)	1,135
Disposals		(13,412)	(3,676)
Balance incorporated by business combination		244
Deconsolidation		(155,846)
Capitalized finance costs			16
Net gain / (loss) from fair value adjustment		3,061	(36,878)
Fair value at the end of the year		$ 150,598	$ 289,601	$ 325,559

[1]	Amortization charge was recognized in the amount of Ps. 343 and Ps. 1,052 under "Costs", in the amount of Ps. 1, 653 and Ps. 2,265 under "General and administrative expenses" and Ps. 2,700 and Ps. 2,238 under "Selling expenses" as of June 30, 2020 and 2019, respectively in the Statements of Income (Note 27). In addition, a charge of Ps. 529 was recognized under "Discontinued operations" as of June 30, 2019.